Intangible assets and goodwill - Summary Of Impairment Testing For CGUs Containing Goodwill (Detail) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Malaysia Mart CGU [Member]
Disclosure of information for cash-generating units [line items]
Goodwill	$ 163	$ 0
Multiple units without significant goodwill [Member]
Disclosure of information for cash-generating units [line items]
Goodwill	4	7
Indonesia Payment CGU [Member]
Disclosure of information for cash-generating units [line items]
Goodwill	34	34
Southeast Asia ride hailing CGUs [Member]
Disclosure of information for cash-generating units [line items]
Goodwill	$ 606	$ 606